Note 11 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31
	2016	2015 As Adjusted (note 2)

Deferred charges	$867	$1,060
Land use rights	724	743
Refundable deposits	443	483
Deferred income tax assets – noncurrent	184	229

	$2,218	$2,515